Late payment surcharge from customers (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Late Payment Surcharge From Customers [Abstract]
Schedule of Late payment surcharge from customers

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Late payment surcharge from customers (refer Note 34(i))	1,134	1,451	7	0
Total	1,134	1,451	7	0